Sharon Tomko Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4416 Sharon.tomko@thehartford.com
December 7, 2015

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re: See Exhibit A

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on December 1, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-69485    The Director VII/VIIR
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Director Choice II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
Wells Fargo Director I/IR
File No. 333-69489    Nations II/IIR
File No. 333-45301    Director Access I/IR
Director Choice Access I/IR
File No. 333-66343    Director Edge I/IR
File No. 333-91925    Director Plus I/IR
AmSouth VA Plus I/IR
The Director Select Plus I/IR
Director Preferred Plus I/IR
Director Elite Plus I/IR
The Director Solution Plus I/IR
File No. 333-39612    Director Outlook I/IR
BB&T Director Outlook I/IR
AmSouth VA Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Classic Director Outlook I/IR
File No. 033-73570    Director VI
BB&T Director I
AmSouth VA I
The Director Select I
The Director Choice

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-35000    Hartford Select Leaders I/IR
File No. 333-69493    Select Dimensions II/IIR
File No. 333-52711    Select Dimensions Asset Manager I/IR
File No. 033-80738    Select Dimensions I

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-69475    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
Hartford Leaders Elite I/IR
Director Focus I/IR
File No. 333-70153    Hartford Leaders Access I/IR
File No. 333-68463    Hartford Leaders Edge I/IR
File No. 333-91927    Hartford Leaders Plus I/IR
Hartford Leaders Elite Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40414    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
Huntington Hartford Leaders Outlook I/IR
Classic Hartford Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-69439    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
Putnam Hartford Asset Manager I/IR
File No. 333-50467    Putnam Hartford Capital Access I/IR
File No. 333-66939    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-91929    Putnam Hartford Capital Manager Plus I/IR
File No. 333-39604    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73566    Putnam Hartford Capital Manager V

File No. 033-17207	Putnam Hartford Capital Manager I-IV

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-69487    The Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-34998    Hartford Select Leaders I/IR
File No. 333-69491    Select Dimensions II/IIR
File No. 333-52707    Select Dimensions Asset Manager I/IR
File No. 033-80732    Select Dimensions I

Hartford Life and Annuity Insurance Company Separate Account Six (“Registrant”)
File No. 033-86330    Hartford Pathmaker

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-76419    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
File No. 333-76425    Hartford Leaders Access I/IR
File No. 333-76423    Hartford Leaders Edge I/IR
File No. 333-91921    Hartford Leaders Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40410    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 333-69429    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
File No. 333-50465    Putnam Hartford Capital Access I/IR
File No. 333-66935    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-91931    Putnam Hartford Capital Manager Plus I/IR
File No. 333-39608    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73572    Putnam Hartford Capital Manager V
File No. 033-60702    Putnam Hartford Capital Manager I-IV